Schedule of analysis of the loans and financings, by index (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 09, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Current	$ 46,713		$ 146,002
Non-current	1,652,602		1,878,312
Loans and financings	1,699,315	$ 102,042	2,024,314	$ 1,508,557
Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Current	21,530
Non-current	1,318,717
Loans and financings	1,340,247		1,456,090
Ifrs london interbank offered rate libor [member]
Disclosure of detailed information about borrowings [line items]
Current	248
Non-current	88,429
Loans and financings	88,677		230,574
Brazilian national monetary council and brazil expected inflation plus spread tlp [member]
Disclosure of detailed information about borrowings [line items]
Current	8,559
Non-current	161,765
Loans and financings	170,324		132,280
Brazilian national bank for economic and social development brazilian system for clearance and custody [member]
Disclosure of detailed information about borrowings [line items]
Current	6,613
Non-current	23,067
Loans and financings	29,680		30,683
Interbank deposit certificate rate cdi [member]
Disclosure of detailed information about borrowings [line items]
Current	6,134
Non-current	45,182
Loans and financings	51,316		156,683
Long term interest rate set by brazilian national monetary council [member]
Disclosure of detailed information about borrowings [line items]
Current	3,629
Non-current	15,442
Loans and financings	$ 19,071		17,962
Other floating interest rates [member]
Disclosure of detailed information about borrowings [line items]
Loans and financings			$ 42